Fair Value Measurements	12 Months Ended
Dec. 31, 2025
CIK_0001843477_Spring Valley Acquisition Corp. II
Fair Value Measurements
Fair Value Measurements

Note 7 — Fair Value Measurements

The following tables present information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2025 and 2024, by level within the fair value hierarchy:

December 31, 2025

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account - U.S. Treasury Securities	$26,615,977	$—	$—
Liabilities:
Non-redemption agreements derivative liability	$—	$—	$2,814,086

December 31, 2024

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and investments held in Trust Account - U.S. Treasury Securities	$25,554,084	$—	$—

The Non-Redemption Agreements derivative liability were accounted for as liabilities in accordance with ASC 815 and are presented on the consolidated balance sheets. The non-redemption agreements derivative liability are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of derivative liability in the consolidated statements of operations.

The Non-Redemption Agreements derivative liability were initially and as of the end of each subsequent reporting period, valued using a monte-carlo simulation model, which is considered to be a Level 3 fair value measurement. The key inputs into the monte-carlo simulation model for the Non-Redemption Agreements derivative liability were as follows:

December 31,
Input	2025
Market price of Class A common stock	11.87
Risk-free rate	3.76%
Volatility	10.8%
Term	5.25

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There was no transfer between levels during the year ended December 31, 2025 and 2024.

The following table presents the changes in the fair value of Level 3 non-redemption agreements derivative liabilities:

Non-redemption
agreements derivative
liabilities
December 31, 2024	$—
Change in fair value of non-redemption agreements derivative liabilities	2,814,086
Fair value of non-redemption agreements derivative liabilities as of December 31, 2025	$2,814,086